CONVERTIBLE NOTES PAYABLE TO A RELATED PARTY (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	May 31, 2014
Majority Shareholder [Member]
Debt instrument, face amount					$ 2,000
Convertible Notes Payable [Member]
Debt instrument, conversion price				$ 0.75
Convertible accrued interest				$ 5,429
Debt conversion, shares issued				7,238,302
Convertible Notes Payable [Member] | Majority Shareholder [Member]
Debt instrument, conversion price	$ 0.75					$ 1.50
Debt instrument, maturity date	Jan. 01, 2018
Convertible notes payable		$ 24,806		$ 25,078
Convertible accrued interest		11,106		$ 9,433
Interest expense		$ 840	$ 3,351
Convertible Notes Payable [Member] | Majority Shareholder [Member] | LIBOR [Member] | UNITED STATES [Member]
Debt instrument, basis spread		6.00%
Convertible Notes Payable [Member] | Majority Shareholder [Member] | Base Rate [Member] | Euro Member Countries, Euro
Debt instrument, basis spread		2.00%
Convertible Notes Payable [Member] | Majority Shareholder [Member] | Maximum [Member]
Debt instrument, face amount						$ 37,000